Employee Benefits and Other Expenses	12 Months Ended
Dec. 31, 2012
Pension and Other Postretirement Benefit Expense [Abstract]
Employee Benefits and Other Expenses

Pension and Postretirement Plans

We sponsor a noncontributory qualified defined benefit retirement plan, the Wells Fargo & Company Cash Balance Plan (Cash Balance Plan), which covers eligible employees of Wells Fargo. Benefits accrued under the Cash Balance Plan were frozen effective July 1, 2009.

       Prior to July 1, 2009, eligible employees' Cash Balance Plan accounts were allocated a compensation credit based on a percentage of their qualifying compensation. The compensation credit percentage was based on age and years of credited service. The freeze discontinues the allocation of compensation credits after June 30, 2009. Investment credits continue to be allocated to participants based on their accumulated balances.

       We did not make a contribution to our Cash Balance Plan in 2012. We do not expect that we will be required to make a contribution to the Cash Balance Plan in 2013; however, this is dependent on the finalization of the actuarial valuation in 2013. Our decision of whether to make a contribution in 2013 will be based on various factors including the actual investment performance of plan assets during 2013. Given these uncertainties, we cannot estimate at this time the amount, if any, that we will contribute in 2013 to the Cash Balance Plan. For the nonqualified pension plans and postretirement benefit plans, there is no minimum required contribution beyond the amount needed to fund benefit payments; we may contribute more to our postretirement benefit plans dependent on various factors.

       We provide health care and life insurance benefits for certain retired employees and reserve the right to terminate, modify or amend any of the benefits at any time.

       The information set forth in the following tables is based on current actuarial reports using the measurement date of December 31 for our pension and postretirement benefit plans.

The changes in the projected benefit obligation of pension benefits and the accumulated postretirement benefit obligation of other benefits and the fair value of plan assets, the funded status and the amounts recognized in the balance sheet were:

	December 31,
	2012			2011
	Pension benefits			Pension benefits
		Non-	Other		Non-	Other
(in millions)	Qualified	qualified	benefits	Qualified	qualified	benefits
Change in benefit obligation:
Benefit obligation at beginning of year	$10,634	691	1,304	10,337	693	1,398
Service cost	3	-	11	6	1	13
Interest cost	514	32	60	520	34	71
Plan participants’ contributions	-	-	80	-	-	88
Actuarial loss (gain)	1,242	62	(23)	501	33	(105)
Benefits paid	(725)	(66)	(147)	(726)	(70)	(171)
Medicare Part D subsidy	-	-	11	-	-	10
Curtailment	-	-	(3)	(3)	-	-
Amendments	1	-	-	-	-	-
Liability transfer	47	-	-	-	-	-
Foreign exchange impact	1	-	-	(1)	-	-
Benefit obligation at end of year	11,717	719	1,293	10,634	691	1,304
Change in plan assets:
Fair value of plan assets at beginning of year	9,061	-	640	9,639	-	697
Actual return on plan assets	1,149	-	55	139	-	10
Employer contribution	9	66	(3)	10	70	6
Plan participants’ contributions	-	-	80	-	-	88
Benefits paid	(725)	(66)	(147)	(726)	(70)	(171)
Medicare Part D subsidy	-	-	11	-	-	10
Asset transfer	44	-	-	-	-	-
Foreign exchange impact	1	-	-	(1)	-	-
Fair value of plan assets at end of year	9,539	-	636	9,061	-	640
Funded status at end of year	$(2,178)	(719)	(657)	(1,573)	(691)	(664)
Amounts recognized in the balance sheet at end of year:
Liabilities	$(2,178)	(719)	(657)	(1,573)	(691)	(664)

The following table provides information for pension plans with benefit obligations in excess of plan assets.

	December 31,
(in millions)	2012	2011
Projected benefit obligation	$12,391	11,325
Accumulated benefit obligation	12,389	11,321
Fair value of plan assets	9,490	9,061

       The components of net periodic benefit cost and other comprehensive income were:

	December 31,
	2012			2011			2010
	Pension benefits			Pension benefits			Pension benefits
		Non-	Other		Non-	Other		Non-	Other
(in millions)	Qualified	qualified	benefits	Qualified	qualified	benefits	Qualified	qualified	benefits
Service cost	$3	-	11	6	1	13	5	-	13
Interest cost	514	32	60	520	34	71	554	37	78
Expected return on plan assets	(652)	-	(36)	(759)	-	(41)	(717)	-	(29)
Amortization of net actuarial loss	131	10	-	86	6	-	105	3	1
Amortization of prior service credit	-	-	(2)	-	-	(3)	-	-	(4)
Settlement loss	2	5	-	4	3	-	-	-	-
Curtailment loss (gain)	-	-	(3)	-	-	-	3	-	(4)
Net periodic benefit cost	(2)	47	30	(143)	44	40	(50)	40	55
Other changes in plan assets
and benefit obligations
recognized in other
comprehensive income:
Net actuarial loss (gain)	758	62	(42)	1,120	33	(74)	(59)	46	(9)
Amortization of net actuarial loss	(131)	(10)	-	(86)	(6)	-	(105)	(3)	(1)
Prior service cost	(2)	-	-	-	-	-	2	-	-
Amortization of prior service credit	-	-	2	-	-	3	-	-	4
Settlement	(1)	(5)	-	(4)	(3)	-	-	-	-
Curtailment	-	-	-	(3)	-	-	(3)	-	4
Translation adjustments	-	-	-	(1)	-	-	-	-	-
Total recognized in other
comprehensive income	624	47	(40)	1,026	24	(71)	(165)	43	(2)
Total recognized in net periodic
benefit cost and other
comprehensive income	$622	94	(10)	883	68	(31)	(215)	83	53

Amounts recognized in accumulated OCI (pre tax) consist of:

	December 31,
	2012			2011
	Pension benefits			Pension benefits
		Non-	Other		Non-	Other
(in millions)	Qualified	qualified	benefits	Qualified	qualified	benefits
Net actuarial loss	$3,323	184	19	2,699	137	61
Net prior service credit	(2)	-	(25)	-	-	(27)
Net transition obligation	-	-	1	-	-	1
Total	$3,321	184	(5)	2,699	137	35

The net actuarial loss for the defined benefit pension plans and other post retirement plans that will be amortized from accumulated OCI into net periodic benefit cost in 2013 is $182 million. The net prior service credit for the defined benefit pension plans and other post retirement plans that will be amortized from accumulated OCI into net periodic benefit cost in 2013 is $2 million.

Plan Assumptions

For the years ended December 31, 2012 and 2011, the weighted-average discount rate used to estimate the projected benefit obligation for pension benefits (qualified and nonqualified) was 4.00% and 5.00%, respectively, and for other postretirement benefits was 3.75% and 4.75%, respectively. For additional information on our pension accounting assumptions, see Note 1.

The weighted-average assumptions used to determine the net periodic benefit cost were:

	December 31,
	2012		2011		2010
	Pension	Other	Pension	Other	Pension	Other
	benefits (1)	benefits	benefits (1)	benefits	benefits (1)	benefits
Discount rate	5.00%	4.75	5.25	5.25	5.75	5.75
Expected return on plan assets	7.50	6.00	8.25	6.00	8.25	8.25

  Includes both qualified and nonqualified pension benefits.

       To account for postretirement health care plans we use health care cost trend rates to recognize the effect of expected changes in future health care costs due to medical inflation, utilization changes, new technology, regulatory requirements and Medicare cost shifting. In determining the end of year benefit obligation we assume a range of average annual increases of approximately 7.00% and 8.75%, dependent on plan type, for health care costs in 2013. These rates are assumed to trend down 0.25% per year until the trend rate reaches an ultimate rate of 5.00% in 2020 through 2028, dependent on plan type. The 2012 periodic benefit cost was determined using initial annual trend rates of 7.75%. These rates were assumed to decrease 0.25% per year until they reached ultimate rates of 5.00% in 2023. Increasing the assumed health care trend by one percentage point in each year would increase the benefit obligation as of December 31, 2012, by $58 million and the total of the interest cost and service cost components of the net periodic benefit cost for 2012 by $3 million. Decreasing the assumed health care trend by one percentage point in each year would decrease the benefit obligation as of December 31, 2012, by $52 million and the total of the interest cost and service cost components of the net periodic benefit cost for 2012 by $2 million.

Investment Strategy and Asset Allocation

We seek to achieve the expected long-term rate of return with a prudent level of risk given the benefit obligations of the pension plans and their funded status. Our overall investment strategy is designed to provide our Cash Balance Plan with a balance of long-term growth opportunities and short-term benefit strategies while ensuring that risk is mitigated through diversification across numerous asset classes and various investment strategies. We target the asset allocation for our Cash Balance Plan at a target mix range of 35-55% equities, 35-55% fixed income, and approximately 10% in real estate, venture capital, private equity and other investments. The Employee Benefit Review Committee (EBRC), which includes several members of senior management, formally reviews the investment risk and performance of our Cash Balance Plan on a quarterly basis. Annual Plan liability analysis and periodic asset/liability evaluations are also conducted.

       Other benefit plan assets include (1) assets held in a 401(h) trust, which are invested with a target mix of 40-60% for both equities and fixed income, and (2) assets held in the Retiree Medical Plan Voluntary Employees' Beneficiary Association (VEBA) trust, which are invested with a general target asset mix of 20-40% equities and 60-80% fixed income. In addition, the strategy for the VEBA trust assets considers the effect of income taxes by utilizing a combination of variable annuity and low turnover investment strategies. Members of the EBRC formally review the investment risk and performance of these assets on a quarterly basis.

Projected Benefit Payments

Future benefits that we expect to pay under the pension and other benefit plans are presented in the following table. Other benefits payments are expected to be reduced by prescription drug subsidies from the federal government provided by the Medicare Prescription Drug, Improvement and Modernization Act of 2003.

	Pension benefits		Other benefits
		Non-	Future	Subsidy
(in millions)	Qualified	qualified	benefits	receipts
Year ended
December 31,
2013	$838	74	98	13
2014	813	69	100	14
2015	789	64	103	11
2016	785	64	105	11
2017	782	59	106	11
2018-2022	3,454	274	511	53

Fair Value of Plan Assets

The following table presents the balances of pension plan assets and other benefit plan assets measured at fair value. See Note 17 for fair value hierarchy level definitions.

	Carrying value at year end
	Pension plan assets				Other benefits plan assets
(in millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
December 31, 2012
Cash and cash equivalents	$-	312	-	312	164	23	-	187
Long duration fixed income (1)	545	3,124	1	3,670	-	-	-	-
Intermediate (core) fixed income (2)	71	355	-	426	65	116	-	181
High-yield fixed income	5	367	-	372	-	-	-	-
International fixed income	251	112	-	363	-	-	-	-
Domestic large-cap stocks (3)	854	499	-	1,353	-	102	-	102
Domestic mid-cap stocks	283	158	-	441	-	41	-	41
Domestic small-cap stocks (4)	309	15	-	324	-	30	-	30
International stocks (5)	578	341	1	920	28	47	-	75
Emerging market stocks	-	538	-	538	-	-	-	-
Real estate/timber (6)	100	1	328	429	-	-	-	-
Multi-strategy hedge funds (7)	-	187	71	258	-	-	-	-
Private equity	-	-	145	145	-	-	-	-
Other	-	31	48	79	1	-	22	23
Total plan investments	$2,996	6,040	594	9,630	258	359	22	639
Payable upon return of securities loaned				(112)				(3)
Net receivables (payables)				21				-
Total plan assets				$9,539				636
December 31, 2011
Cash and cash equivalents	$-	432	-	432	180	33	-	213
Long duration fixed income (1)	376	2,229	1	2,606	13	74	-	87
Intermediate (core) fixed income (2)	88	380	6	474	4	60	-	64
High-yield fixed income	10	366	1	377	-	12	-	12
International fixed income	147	184	-	331	5	6	-	11
Domestic large-cap stocks (3)	1,163	600	2	1,765	39	31	-	70
Domestic mid-cap stocks	364	183	-	547	12	21	-	33
Domestic small-cap stocks (4)	281	10	-	291	9	17	-	26
International stocks (5)	570	349	1	920	19	40	-	59
Emerging market stocks	-	574	-	574	-	19	-	19
Real estate/timber (6)	102	-	355	457	3	-	12	15
Multi-strategy hedge funds (7)	-	-	251	251	-	-	8	8
Private equity	-	-	129	129	-	-	4	4
Other	-	29	46	75	1	1	23	25
Total plan investments	$3,101	5,336	792	9,229	285	314	47	646
Payable upon return of securities loaned				(145)				(5)
Net receivables (payables)				(23)				(1)
Total plan assets				$9,061				640

(1)       This category includes a diversified mix of assets which are being managed in accordance with a duration target of approximately 10 years and an emphasis on corporate credit bonds combined with investments in U.S. Treasury securities and other U.S. agency and non-agency bonds.

(2) This category includes assets that are primarily intermediate duration, investment grade bonds held in investment strategies benchmarked to the Barclays Capital U.S. Aggregate Bond Index. Includes U.S. Treasury securities, agency and non-agency asset-backed bonds and corporate bonds.

(3)       This category covers a broad range of investment styles, both active and passive approaches, as well as style characteristics of value, core and growth emphasized strategies. Assets in this category are currently diversified across eight unique investment strategies. For December 31, 2012 and 2011, respectively, approximately 24% and 34% of the assets within this category are passively managed to popular mainstream market indexes including the Standard & Poor's 500 Index; excluding the allocation to the S&P 500 Index strategy, no single investment manager represents more than 2.5% of total plan assets.

(4)       This category consists of a highly diversified combination of four distinct investment management strategies with no single strategy representing more than 2% of total plan assets. Allocations in this category are primarily spread across actively managed approaches with distinct value and growth emphasized approaches in fairly equal proportions.

(5)       This category includes assets diversified across six unique investment strategies providing exposure to companies based primarily in developed market, non-U.S. countries with no single strategy representing more than 2.5% of total plan assets.

(6)       This category primarily includes investments in private and public real estate, as well as timber specific limited partnerships; real estate holdings are diversified by geographic location and sector (e.g., retail, office, apartments).

(7)       This category consists of several investment strategies diversified across more than 30 hedge fund managers. Single manager allocation exposure is limited to 0.15% (15 basis points) of total plan assets.

The changes in Level 3 pension plan and other benefit plan assets measured at fair value are summarized as follows:

				Purchases,
	Balance			sales	Transfers	Balance
	beginning	Gains (losses)		and	Into/(Out of)	end of
(in millions)	of year	Realized	Unrealized (1)	settlements (net)	Level 3	year
Year ended December 31, 2012
Pension plan assets
Long duration fixed income	$1	-	-	-	-	1
Intermediate (core) fixed income	6	-	-	-	(6)	-
High-yield fixed income	1	-	-	-	(1)	-
Domestic large-cap stocks	2	-	-	-	(2)	-
International stocks	1	-	-	1	(1)	1
Real estate/timber	355	22	2	(51)	-	328
Multi-strategy hedge funds	251	1	2	8	(191)	71
Private equity	129	8	10	(2)	-	145
Other	46	1	3	(2)	-	48
	$792	32	17	(46)	(201)	594
Other benefits plan assets
Real estate/timber	$12	-	-	(12)	-	-
Multi-strategy hedge funds	8	-	-	(8)	-	-
Private equity	4	-	-	(4)	-	-
Other	23	-	-	(1)	-	22
	$47	-	-	(25)	-	22
Year ended December 31, 2011
Pension plan assets
Long duration fixed income	$-	-	-	1	-	1
Intermediate (core) fixed income	10	-	1	(5)	-	6
High-yield fixed income	1	-	-	-	-	1
Domestic large-cap stocks	4	-	(1)	(1)	-	2
International stocks	6	-	(1)	(4)	-	1
Real estate/timber	360	10	22	(37)	-	355
Multi-strategy hedge funds	313	5	(3)	(64)	-	251
Private equity	112	1	16	-	-	129
Other	41	4	-	1	-	46
	$847	20	34	(109)	-	792
Other benefits plan assets
Real estate/timber	$12	-	-	-	-	12
Multi-strategy hedge funds	10	-	-	(2)	-	8
Private equity	4	-	-	-	-	4
Other	22	-	-	1	-	23
	$48	-	-	(1)	-	47

(1)       All unrealized gains (losses) relate to instruments held at period end.

Valuation Methodologies Following is a description of the valuation methodologies used for assets measured at fair value.

Cash and Cash Equivalents – includes investments in collective investment funds valued at fair value based upon the quoted market values of the underlying net assets. The unit price is quoted on a private market that is not active; however, the unit price is based on underlying investments traded on an active market.

Long Duration, Intermediate (Core), High-Yield, and International Fixed Income – includes investments traded on the secondary markets; prices are measured by using quoted market prices for similar securities, pricing models, and discounted cash flow analyses using significant inputs observable in the market where available, or a combination of multiple valuation techniques. This group of assets also includes investments in registered investment companies valued at the NAV of shares held at year end, highly liquid government securities such as U.S. Treasuries and collective investment funds described above.

Domestic, International and Emerging Market Stocks – investments in exchange-traded equity securities are valued at quoted market values. This group of assets also includes investments in registered investment companies and collective investment funds described above.

Real Estate and Timber – the fair value of real estate and timber is estimated based primarily on appraisals prepared by third-party appraisers. Market values are estimates and the actual market price of the real estate can only be determined by negotiation between independent third parties in a sales transaction. This group of assets also includes investments in exchange-traded equity securities described above.

Multi-Strategy Hedge Funds and Private Equity – the fair values of hedge funds are valued based on the proportionate share of the underlying net assets of the investment funds that comprise the fund, based on valuations supplied by the underlying investment funds. Investments in private equity funds are valued at the NAV provided by the fund sponsor. Market values are estimates and the actual market price of the investments can only be determined by negotiation between independent third parties in a sales transaction.

Other – the fair values of miscellaneous investments are valued at the NAV provided by the fund sponsor. Market values are estimates and the actual market price of the investments can only be determined by negotiation between independent third parties in a sales transaction. This group of assets also includes insurance contracts that are generally stated at cash surrender value.

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. While we believe our valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

Defined Contribution Retirement Plans

We sponsor a defined contribution retirement plan named the Wells Fargo & Company 401(k) Plan (401(k) Plan). Under the 401(k) Plan, after one month of service, eligible employees may contribute up to 50% of their certified compensation, although there may be a lower limit for certain highly compensated employees in order to maintain the qualified status of the 401(k) Plan. Eligible employees who complete one year of service are eligible for company matching contributions, which are generally dollar for dollar up to 6% of an employee's eligible certified compensation. Effective January 1, 2010, previous and future matching contributions are 100% vested for active participants.

In 2009, the 401(k) Plan was amended to permit us to make discretionary profit sharing contributions. Based on 2012, 2011 and 2010 earnings, we committed to make a contribution in shares of common stock to eligible employees' 401(k) Plan accounts equaling 2% of certified compensation for each respective year, which resulted in recognizing $318 million, $311 million and $316 million of defined contribution retirement plan expense recorded in 2012, 2011 and 2010, respectively. Total defined contribution retirement plan expenses were $1,143 million, $1,104 million and $1,092 million in 2012, 2011 and 2010, respectively.

Other Expenses

Expenses exceeding 1% of total interest income and noninterest income in any of the years presented that are not otherwise shown separately in the financial statements or Notes to Financial Statements were:

	Year ended December 31,
(in millions)	2012	2011	2010
Outside professional services	$2,729	2,692	2,370
Contract services	1,011	1,407	1,642
Foreclosed assets	1,061	1,354	1,537
Operating losses	2,235	1,261	1,258
Outside data processing	910	935	1,046
Postage, stationery and supplies	799	942	944